Goodwill And Other Intangible Assets (Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Balance at beginning of year	¥ 36,496	¥ 645
Acquisition of Verigy		35,140
Translation adjustments	5,174	711
Balance at end of year	41,670	36,496
Semiconductor And Component Test System Business
Goodwill [Line Items]
Balance at beginning of year	21,911	645
Acquisition of Verigy		20,844
Translation adjustments	3,069	422
Balance at end of year	24,980	21,911
Services Support And Others
Goodwill [Line Items]
Balance at beginning of year	14,585
Acquisition of Verigy		14,296
Translation adjustments	2,105	289
Balance at end of year	¥ 16,690	¥ 14,585